Share capital and other equity - Non-cumulative preference shares (Details)	Dec. 31, 2018 $ / shares shares	Dec. 31, 2018 € / shares shares	Dec. 31, 2018 £ / shares shares	Jul. 31, 2018 shares	Apr. 30, 2018 shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2017 € / shares shares	Dec. 31, 2017 £ / shares shares
Ordinary shares
Share capital
Par value | £ / shares			£ 1					£ 1
Number of shares | shares	12,048,605,000	12,048,605,000	12,048,605,000	20,000,000	32,000,000	11,964,565,000	11,964,565,000	11,964,565,000
Non-cumulative preference shares of US$0.01
Share capital
Par value | $ / shares	$ 0.01					$ 0.01
Number of shares | shares	10,000	10,000	10,000			26,459,000	26,459,000	26,459,000
Series S, Non-cumulative preference shares of US$0.01
Share capital
Par value | $ / shares	$ 0.01
Series U, Non-cumulative preference shares of US$0.01
Share capital
Par value | $ / shares	$ 0.01
Number of shares | shares	10,130	10,130	10,130
Redemption price per share | $ / shares	$ 100,000
Series 1, Non-cumulative convertible preference shares of US$0.01
Share capital
Par value | $ / shares						$ 0.01
Non-cumulative preference shares of 0.01
Share capital
Par value | € / shares		€ 0.01					€ 0.01
Number of shares | shares						2,044,000	2,044,000	2,044,000
Series 1, Non-cumulative preference shares of 0.01
Share capital
Par value | € / shares		0.01
Series 2, Non-cumulative preference shares of 0.01
Share capital
Par value | € / shares		0.01
Series 3, Non-cumulative preference shares of 0.01
Share capital
Par value | € / shares		€ 0.01
Non-cumulative convertible preference shares of 0.01
Share capital
Par value | £ / shares								£ 0.01
Non-cumulative preference shares of 1
Share capital
Par value | £ / shares			£ 1					£ 1
Number of shares | shares						54,000	54,000	54,000
Series 1, Non-cumulative preference shares of 1
Share capital
Par value | £ / shares			£ 1